Long-Term Debt and Borrowing Arrangements (Details) $ in Thousands, € in Millions			1 Months Ended	9 Months Ended
	Oct. 04, 2023 USD ($)	Oct. 06, 2022 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Oct. 04, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021	Apr. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 01, 2019 EUR (€)
Long-Term Debt and Borrowing Arrangements [Line Items]
Term loan	$ 1,975	$ 8,700		$ 14,765				$ 7,250	$ 12,785		€ 1.5		$ 1,975		€ 7.0
Interest rate				2.75%
Fixed interest rate						2.75%
Revolving credit arrangement	10,000	5,000				$ 10,000		$ 10,000	$ 10,000			€ 2.5
Loan bears interest percentage				8.00%				3.75%	2.75%	2.00%			3.00%
Term loan				$ 7,250										€ 7.0
Term loan disclosure				14,765
Loan				6,300
Amended payment terms				900
Annual fixed interest rate						3.00%
Debt-to-equity conversion		7,600
Acquisitions loaned						$ 6,800
Conversion debt owed to infinite acquisitions amount	7,300	20,000
Converted amount	727,500	2,000,000		14,733
Converted debt instruments		8,500
Outstanding balance amount	2,100	3,900
Falcon’s Beyond Global, LLC [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Revolving credit arrangement		10,000
Outstanding balance amount		$ 7,600
€7 million term loan [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Percentage of interest														2.00%
Loan with Infinite Acquisitions [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Term loan				14,765				$ 7,250
Revolving credit arrangement									$ 12,785
Loan bears interest percentage								3.75%
Term loan				14,765
Institute of Official Credit [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Term loan | €											€ 1.5
Fixed interest rate											1.70%
Loan with Universal Kat Holdings, LLC [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Term loan			$ 1,250
Loan bears interest percentage			8.875%
Net proceeds			$ 20,000
Loan with Katmandu Ventures, LLC [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Term loan			$ 7,221
Loan bears interest percentage			8.875%
Net proceeds			$ 20,000
$14.765 million term loan [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Term loan				12,785
$10 million Revolving Credit Arrangement [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Annual fixed interest rate						2.75%
Conversion of Debt to Equity with Infinite Acquisitions [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Revolving credit arrangement | €							€ 2.5
Outstanding balance amount	3,400
Conversion Agreement with Infinite Acquisitions [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Outstanding balance amount	$ 1,800
Minimum [Member] | Loan with Infinite Acquisitions [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Maximum capacity amount				10,000
Maximum [Member] | Loan with Infinite Acquisitions [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Maximum capacity amount				$ 15,000